Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated September 20, 2016
to the Prospectus and Summary Prospectus, as supplemented, of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2016
Effective immediately, the first sentence in the second paragraph under the heading "Principal Investment Strategies" in the "Summary of the Fund" and the "More Information About the Fund" sections of the prospectus of Columbia Large Cap Growth Fund III is hereby deleted. Also, the information under the heading "Principal Risks" in the "Summary of the Fund" and the "More Information About the Fund" sections of the prospectus of Columbia Large Cap Growth Fund III is hereby revised to remove Non-Diversified Fund Risk.

Columbia Large Cap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated September 20, 2016
to the Prospectus and Summary Prospectus, as supplemented, of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2016
Effective immediately, the first sentence in the second paragraph under the heading "Principal Investment Strategies" in the "Summary of the Fund" and the "More Information About the Fund" sections of the prospectus of Columbia Large Cap Growth Fund III is hereby deleted. Also, the information under the heading "Principal Risks" in the "Summary of the Fund" and the "More Information About the Fund" sections of the prospectus of Columbia Large Cap Growth Fund III is hereby revised to remove Non-Diversified Fund Risk.